LEASES (Details) - Operating Lease [Member] - USD ($)	Mar. 31, 2025	Dec. 31, 2024
2025		$ 235,009
2026	$ 181,753	210,091
2027	218,637	150,950
2028	156,745	24,371
2029 and Thereafter	202,251	170,391
Total undiscounted operating lease payments	759,386	790,902
Less: Imputed interest	(88,876)	(95,786)
Present value of operating lease liabilities	$ 670,510	$ 695,116